Note 10 - Stock Options and Warrants (Detail) - Fair Value of Stock Options and Purchase Warrants Assumptions (Stock Options and Purchase Warrants [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Risk Free Interest Rate	0.39%	0.60%
Expected Volatility	132.00%	458.00%
Expected term in years	5 years	2 years
Average value per options and warrants (in Dollars per share)	$ 0.13	$ 0.09
Maximum [Member]
Risk Free Interest Rate	1.20%	1.18%
Expected Volatility	231.00%	628.00%
Expected term in years	10 years	3 years
Average value per options and warrants (in Dollars per share)	$ 0.31	$ 0.14